Segment Information (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Sales to External Customers:		$ 6,189,133,000	$ 5,746,902,000	$ 4,385,702,000
Operating Income (Loss):		309,661,000	407,204,000	321,066,000
Income from affiliates		30,707,000	26,621,000	20,965,000
Depreciation and amortization		90,216,000	81,223,000	86,802,000
Total Assets:	3,006,728,000	3,347,781,000	3,006,728,000
Investment in and Advances to Affiliates:	364,840,000	410,542,000	364,840,000
Capital expenditures:		158,755,000	183,748,000	103,336,000
Segment Totals
Segment Information
Operating Income (Loss):		336,348,000	423,347,000	341,366,000
Depreciation and amortization		89,889,000	80,992,000	86,533,000
Total Assets:	2,509,361,000	2,932,902,000	2,509,361,000
Capital expenditures:		157,715,000	183,019,000	103,060,000
Pork
Segment Information
Sales to External Customers:		1,638,404,000	1,744,630,000	1,388,265,000
Operating Income (Loss):		122,556,000	259,271,000	213,325,000
Depreciation and amortization		43,014,000	43,866,000	50,813,000
Total Assets:	738,574,000	740,245,000	738,574,000
Capital expenditures:		52,333,000	39,890,000	9,568,000
Commodity Trading and Milling
Segment Information
Sales to External Customers:		3,023,531,000	2,689,786,000	1,808,948,000
Operating Income (Loss):		71,852,000	43,225,000	34,432,000
Income from affiliates	5,080,000	10,467,000	13,450,000	20,983,000
Depreciation and amortization		6,330,000	5,567,000	5,165,000
Total Assets:	755,903,000	992,507,000	755,903,000
Investment in and Advances to Affiliates:	160,402,000	186,873,000	160,402,000
Capital expenditures:		22,817,000	5,192,000	2,390,000
Marine
Segment Information
Sales to External Customers:		969,575,000	928,548,000	853,565,000
Operating Income (Loss):		26,111,000	(3,904,000)	47,612,000
Depreciation and amortization		23,490,000	22,675,000	22,743,000
Total Assets:	261,781,000	281,215,000	261,781,000
Capital expenditures:		35,365,000	31,210,000	28,411,000
Sugar
Segment Information
Sales to External Customers:		288,315,000	259,786,000	195,993,000
Operating Income (Loss):		60,180,000	65,101,000	31,741,000
Income from affiliates		88,000	440,000	980,000
Depreciation and amortization		11,222,000	8,289,000	7,180,000
Total Assets:	269,564,000	254,445,000	269,564,000
Investment in and Advances to Affiliates:	3,177,000	2,775,000	3,177,000
Capital expenditures:		22,066,000	22,626,000	30,620,000
Power
Segment Information
Sales to External Customers:		255,390,000	111,391,000	124,034,000
Operating Income (Loss):		55,042,000	60,845,000	13,424,000
Depreciation and amortization		5,467,000	192,000	204,000
Total Assets:	165,118,000	235,377,000	165,118,000
Capital expenditures:		25,022,000	84,041,000	31,709,000
Turkey
Segment Information
Income from affiliates		20,152,000	12,731,000	(998,000)
Total Assets:	312,164,000	423,825,000	312,164,000
Investment in and Advances to Affiliates:	201,261,000	220,894,000	201,261,000
All Other
Segment Information
Sales to External Customers:		13,918,000	12,761,000	14,897,000
Operating Income (Loss):		607,000	(1,191,000)	832,000
Depreciation and amortization		366,000	403,000	428,000
Total Assets:	6,257,000	5,288,000	6,257,000
Capital expenditures:		112,000	60,000	362,000
Corporate
Segment Information
Operating Income (Loss):		(26,687,000)	(16,143,000)	(20,300,000)
Depreciation and amortization		327,000	231,000	269,000
Total Assets:	497,367,000	414,879,000	497,367,000
Capital expenditures:		$ 1,040,000	$ 729,000	$ 276,000